RECEIVABLES (Details 3) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended								9 Months Ended	12 Months Ended					12 Months Ended								12 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2011 USD ($) item	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 Retail receivables USD ($)	Dec. 31, 2011 Retail committed asset-backed facilities USD ($)	Dec. 31, 2010 Retail committed asset-backed facilities USD ($)	Dec. 31, 2010 Retail committed asset-backed facilities Minimum	Dec. 31, 2010 Retail committed asset-backed facilities Maximum	Sep. 30, 2012 Revolving account receivables	Dec. 31, 2011 Revolving account receivables	Dec. 31, 2009 Wholesale Term U.S. USD ($)	Dec. 31, 2011 Wholesale Term U.S. USD ($)	Dec. 31, 2010 Wholesale Term U.S. USD ($)	Dec. 31, 2010 Wholesale Term Canada USD ($)	Dec. 31, 2011 Wholesale Term asset-backed notes issued in August 2009 U.S. USD ($)	Dec. 31, 2011 Wholesale Term asset-backed notes issued in January 2011 U.S. USD ($)	Dec. 31, 2011 Conduit facilities renewed in March 2012 U.S. USD ($)	Dec. 31, 2011 Conduit facilities reneweable in July 2012 U.S. USD ($)	Dec. 31, 2011 Conduit facilities reneweable in November 2012 U.S. USD ($)	Dec. 31, 2011 Conduit facilities, senior and related subordinate interests reneweable in November 2012 U.S. USD ($)	Dec. 31, 2011 Conduit facilities reneweable in December 2012 Canada USD ($)	Dec. 31, 2011 Conduit facilities reneweable in December 2012 Canada CAD	Dec. 31, 2011 Revolving Charge Account Securitizations USD ($)	Dec. 31, 2009 Revolving Charge Account Securitizations USD ($)
Receivables
Period of original term of asset-backed facility										2 years	2 years
Maximum borrowing capacity		$ 10,573,586	$ 9,360,891			$ 1,493,734							$ 803,250	$ 583,250	$ 325,976	$ 583,000	$ 220,000	$ 200,000	$ 500,000	$ 250,000	$ 200,000	$ 574,000	586,000	$ 200,000
Term of notes						2 years										3 years	364 days							2 years
Number of conduit facilitites		4
Gains on the sale of receivables												51,211													9,616
Collections reinvested into facility												5,629,046													705,365
Asset-backed transactions securitized					4,001,572	3,193,597	3,174,785
Outstanding amount of transactions securitized						5,116,695	4,708,584
Remaining period of transactions securitized						37 months		36 months	37 months
Gains on sale of securitized receivables					67,646
Proceeds from sale of securitized receivables					3,731,628
Servicing fees on sale of securitized receivables			$ 2,789	$ (166)	$ 31,304
Number of private retail transactions not included in the consolidated balance sheets	3	3
Number of components of allowance for credit losses	2	2
Number of portfolio segments in which allowance for credit losses is segregated	3	3